Report Of The Directors Financial Review Risk Report - Cash Flow Payable By HSBC Holding Under Financial Liabilities By Remaining Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 48,247	$ 40,277
Financial liabilities designated at fair value	715	1,307
Derivatives	212,797	274,283
Debt securities in issue	11	9
Subordinated liabilities	3	1
Other financial liabilities	48,407	45,569
Cash flows payable under financial liabilities	1,675,053	1,613,137
Loan and other credit-related commitments	570,132	554,801
Financial guarantees and similar contracts	16,712	12,608
Cash flows payable under financial liabilities and other contractual commitments	2,261,897	2,180,546
Due within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	10,596	10,222
Financial liabilities designated at fair value	1,249	2,265
Derivatives	219	287
Debt securities in issue	12,624	13,118
Subordinated liabilities	2,227	400
Other financial liabilities	18,780	15,844
Cash flows payable under financial liabilities	304,949	254,869
Loan and other credit-related commitments	96,670	84,800
Financial guarantees and similar contracts	4,029	4,647
Cash flows payable under financial liabilities and other contractual commitments	405,648	344,316
Due between 3 and 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	1,877	3,284
Financial liabilities designated at fair value	7,117	5,003
Derivatives	1,221	1,129
Debt securities in issue	21,066	19,492
Subordinated liabilities	841	1,378
Other financial liabilities	3,701	3,050
Cash flows payable under financial liabilities	82,441	74,538
Loan and other credit-related commitments	9,176	8,162
Financial guarantees and similar contracts	10,410	10,301
Cash flows payable under financial liabilities and other contractual commitments	102,027	93,001
Due between 1 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	7,814	5,233
Financial liabilities designated at fair value	39,596	34,707
Derivatives	3,170	2,472
Debt securities in issue	25,654	29,487
Subordinated liabilities	7,011	10,302
Other financial liabilities	1,994	1,525
Cash flows payable under financial liabilities	93,562	93,450
Loan and other credit-related commitments	7,261	6,865
Financial guarantees and similar contracts	5,856	8,138
Cash flows payable under financial liabilities and other contractual commitments	106,679	108,453
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	1,508	1,033
Financial liabilities designated at fair value	59,428	61,929
Derivatives	1,506	1,727
Debt securities in issue	11,092	8,089
Subordinated liabilities	21,775	21,552
Other financial liabilities	1,314	843
Cash flows payable under financial liabilities	97,298	95,732
Loan and other credit-related commitments	2,350	1,216
Financial guarantees and similar contracts	1,321	1,378
Cash flows payable under financial liabilities and other contractual commitments	100,969	98,326
HSBC Holdings | On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	0	0
Financial liabilities designated at fair value	0	0
Derivatives	2,008	3,841
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other financial liabilities	0	0
Cash flows payable under financial liabilities	2,008	3,841
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	7,778	7,619
Cash flows payable under financial liabilities and other contractual commitments	9,786	11,460
HSBC Holdings | Due within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	2,525	2,051
Financial liabilities designated at fair value	286	314
Derivatives	0	0
Debt securities in issue	232	157
Subordinated liabilities	2,113	196
Other financial liabilities	849	1,343
Cash flows payable under financial liabilities	6,005	4,061
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	6,005	4,061
HSBC Holdings | Due between 3 and 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	46	0
Financial liabilities designated at fair value	875	960
Derivatives	0	0
Debt securities in issue	1,787	478
Subordinated liabilities	537	598
Other financial liabilities	200	164
Cash flows payable under financial liabilities	3,445	2,200
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	3,445	2,200
HSBC Holdings | Due between 1 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	0	105
Financial liabilities designated at fair value	16,554	11,964
Derivatives	293	592
Debt securities in issue	13,975	8,393
Subordinated liabilities	2,852	4,461
Other financial liabilities	0	0
Cash flows payable under financial liabilities	33,674	25,515
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	33,674	25,515
HSBC Holdings | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	0	0
Financial liabilities designated at fair value	19,465	25,665
Derivatives	781	592
Debt securities in issue	26,452	19,164
Subordinated liabilities	20,944	20,899
Other financial liabilities	0	0
Cash flows payable under financial liabilities	67,642	66,320
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 67,642	$ 66,320